                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)      DESCRIPTION                                                                          COUPON    MATURITY        VALUE
           MUNICIPAL BONDS    163.3%
           ALASKA    0.9%
$  1,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                                      5.250%   12/01/41    $  1,065,960
                                                                                                                      -------------

           ARIZONA    6.2%
   3,000   Arizona St Transn Brd Hwy Rev Ser B                                                   5.250    07/01/19       3,328,260
   2,000   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)                        5.375    07/01/29       2,039,760
     765   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson
           Ser A Rfdg (FSA Insd)                                                                 7.250    07/15/10         799,731
   1,300   Tempe, AZ Excise Tax Rev Rfdg                                                         5.250    07/01/18       1,447,927
                                                                                                                      -------------
                                                                                                                         7,615,678
                                                                                                                      -------------

           CALIFORNIA    22.1%
   6,000   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj Ser C (FSA Insd)              *    09/01/19       3,097,680
   5,000   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj Ser C (FSA Insd)              *    09/01/32       1,234,800
   2,095   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool Ser A (XLCA Insd)                   5.250    09/01/35       2,237,167
   1,000   California St (AMBAC Insd)                                                            5.125    10/01/27       1,057,450
   2,800   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                                     5.500    05/01/16       3,177,468
   2,000   California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons Ser A Rfdg
           (AMBAC Insd)                                                                          5.000    12/01/19       2,210,680
   2,500   California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga Ser A                5.000    06/01/24       2,614,625
   3,950   Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                                      5.125    07/01/40       4,123,049
  13,880   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap Apprec Ser A Rfdg
           (MBIA Insd)                                                                               *    01/15/28       4,422,446
   2,720   Washington, CA Uni Sch Dist Yolo Cnty Election 2004 Ser A (FGIC Insd) (a)             5.250    08/01/19       3,025,701
                                                                                                                      -------------
                                                                                                                        27,201,066
                                                                                                                      -------------

           COLORADO    4.1%
   1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj (Prerefunded @ 08/31/05)          7.000    08/31/26       1,058,100
   5,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser C (Prerefunded @ 08/31/05)        *    08/31/26       1,030,800
   1,475   Colorado Ed & Cultural Fac Auth Rev Charter Sch Proj Impt & Rfdg (XLCA Insd)          5.250    08/15/19       1,631,704
   1,000   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                             6.500    11/15/31       1,111,170

     165   Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)                               7.250    05/01/27         166,685
     109   Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)                               7.650    11/01/26         110,184
                                                                                                                      -------------
                                                                                                                         5,108,643
                                                                                                                      -------------

           CONNECTICUT    1.7%
   1,010   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144-A Private Placement (b)       6.400    09/01/11       1,072,923
     990   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144-A Private Placement
           (Prerefunded @ 09/01/07) (b)                                                          6.400    09/01/11       1,085,050
                                                                                                                      -------------
                                                                                                                         2,157,973
                                                                                                                      -------------

           FLORIDA    7.0%
   3,000   Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)                                           5.375    07/01/17       3,352,080
   5,000   Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)                                  5.125    10/01/33       5,289,950
                                                                                                                      -------------
                                                                                                                         8,642,030
                                                                                                                      -------------

           GEORGIA    5.1%
   2,000   Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)                                             5.000    11/01/21       2,174,360
   2,000   Georgia St Rd & Twy Auth Rev                                                          5.000    10/01/19       2,186,060
   1,745   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)                      5.250    11/01/20       1,935,624
                                                                                                                      -------------
                                                                                                                         6,296,044
                                                                                                                      -------------

           ILLINOIS    1.8%
   1,710   Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA Insd) (a)                                     *    01/01/29         522,405
   5,400   Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser B-1 (FGIC Insd)                           *    12/01/28       1,667,358
                                                                                                                      -------------
                                                                                                                         2,189,763
                                                                                                                      -------------

           INDIANA    1.2%
   1,500   Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)                                5.950    08/01/30       1,542,270
                                                                                                                      -------------

           LOUISIANA    3.1%
   1,400   Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement Ser A                             6.700    12/01/25       1,449,476
   2,000   New Orleans, LA Rfdg (FGIC Insd)                                                      5.500    12/01/21       2,366,180
                                                                                                                      -------------
                                                                                                                         3,815,656
                                                                                                                      -------------

           MARYLAND    0.8%
   1,000   Maryland St Econ Dev Corp Univ MD College Pk Proj                                     5.625    06/01/35       1,038,570
                                                                                                                      -------------

           MASSACHUSETTS    7.9%
   1,200   Massachusetts Bay Tran Auth MA Gen Tran Sys Ser A Rfdg                                6.250    03/01/12       1,419,024
   1,000   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A                       6.000    10/01/23       1,006,840
   7,050   Massachusetts St Wtr Res Auth Gen Ser J (FSA Insd)                                    5.000    08/01/32       7,333,692
                                                                                                                      -------------
                                                                                                                         9,759,556
                                                                                                                      -------------

           MICHIGAN    10.2%
   2,000   Detroit, MI Downtown Dev Auth Tax Increment Rev Dev Area No. 1 Proj Ser C1
           (Prerefunded @ 07/01/06)                                                              6.250    07/01/25       2,147,140
   2,790   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C Rfdg (MBIA Insd) (a)                     5.250    07/01/19       3,102,145
   2,000   Grand Rapids, MI Wtr Supply (FGIC Insd)                                               5.750    01/01/15       2,271,700
   2,075   South Lyon, MI Cmnty Sch Bldg & Site (FGIC Insd)                                      5.250    05/01/18       2,304,184
   2,285   Taylor, MI Bldg Auth (AMBAC Insd) (a)                                                 6.000    03/01/13       2,703,863
                                                                                                                      -------------
                                                                                                                        12,529,032
                                                                                                                      -------------

           MISSISSIPPI    3.2%
   3,000   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj Rfdg              5.900    05/01/22       3,030,240
     840   Mississippi Home Corp Single Family Rev Mtg Ser C (AMT)                               7.600    06/01/29         872,432
           (GNMA Collateralized)
                                                                                                                      -------------
                                                                                                                         3,902,672
                                                                                                                      -------------

           MISSOURI    7.8%
   2,000   Curators Univ MO Sys Fac Rev Ser B Rfdg (a)                                           5.000    11/01/20       2,171,540
   3,000   Platte Cnty, MO Neighborhood Impt Parkville Ser B (MBIA Insd) (c)                     5.000    02/01/25       3,184,260
   4,000   Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A (MBIA Insd)                               5.250    07/01/31       4,232,800
                                                                                                                      -------------
                                                                                                                         9,588,600
                                                                                                                      -------------

           NEVADA    6.3%
   3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT) (AMBAC Insd)          5.250    07/01/34       3,147,540
   4,375   Las Vegas Valley, NV Wtr Dist Ser B Rfdg (MBIA Insd)                                  5.000    06/01/27       4,578,087
                                                                                                                      -------------
                                                                                                                         7,725,627
                                                                                                                      -------------

           NEW HAMPSHIRE    2.9%
   1,000   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                                   7.000    07/01/30       1,040,300
   1,400   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth                                5.500    07/01/34       1,456,588
   1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMT) (AMBAC Insd)    6.300    05/01/22       1,093,500
                                                                                                                      -------------
                                                                                                                         3,590,388
                                                                                                                      -------------

           NEW JERSEY    4.9%
     500   New Jersey Econ Dev Auth Rev Cigarette Tax                                            5.750    06/15/29         531,410
   2,210   New Jersey Econ Dev Auth Wtr Fac Rev NJ American Wtr Co Inc Ser B (AMT) (FGIC Insd)   5.375    05/01/32       2,337,539
   1,000   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A                     5.375    07/01/33       1,037,280
   2,000   New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)                                   5.000    01/01/35       2,077,900
                                                                                                                      -------------
                                                                                                                         5,984,129
                                                                                                                      -------------

           NEW MEXICO    1.3%
   1,500   Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost $1,514,910) (d)    5.000    09/01/18       1,576,290
                                                                                                                      -------------

           NEW YORK    13.9%
   3,000   New York City Ser G (Prerefunded @ 02/01/06) (e)                                      6.000    02/01/11       3,156,420
   5,000   New York City Ser H (MBIA Insd) (a)                                                   5.250    03/15/14       5,567,200
   2,175   New York St Med Care Fac Fin Agy Rev NY Downtown Hosp Ser A (Prerefunded @ 02/15/05)  6.800    02/15/20       2,222,545
   3,000   New York St Med Care Fac Fin Agy Rev NY Hosp Mtg Ser A (Prerefunded @ 02/15/05)
           (AMBAC Insd)                                                                          6.200    08/15/05       3,064,830
   3,000   New York St Med Care Fac Fin Agy Rev NY Hosp Mtg Ser A (Prerefunded @ 02/15/05)
           (AMBAC Insd)                                                                          6.800    08/15/24       3,065,520
                                                                                                                      -------------
                                                                                                                        17,076,515
                                                                                                                      -------------

           NORTH CAROLINA    1.4%
   1,500   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                                   6.700    01/01/19       1,691,505
                                                                                                                      -------------

           OHIO    8.2%
   3,000   Cincinnati, OH City Sch Dist Sch Impt (FSA Insd)                                      5.250    06/01/18       3,332,940
   1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                        7.500    01/01/30       1,132,570
   1,000   Dayton, OH Arpt Rev James M Cox Dayton Ser C Rfdg (AMT) (Radian Insd)                 5.250    12/01/27       1,036,760
   1,165   Marion Cnty, OH Rev Cmnty Hosp Impt & Rfdg                                            6.100    05/15/06       1,204,435
   3,170   Pickerington, OH Loc Sch Dist Cap Apprec Sch Fac Contract (FGIC Insd)                     *    12/01/11       2,497,009
     850   Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd Ser A (AMT)                           6.000    05/15/11         918,374
                                                                                                                      -------------
                                                                                                                        10,122,088
                                                                                                                      -------------

           OKLAHOMA    4.0%
   1,755   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                                 6.250    11/01/22       2,040,977
   2,785   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr Proj Rfdg (Escrowed to Maturity)
           (Connie Lee Insd) (a)                                                                 6.250    06/01/06       2,924,696
                                                                                                                      -------------
                                                                                                                         4,965,673
                                                                                                                      -------------

           OREGON    1.9%
   2,010   Emerald Peoples Util Dist OR Rfdg (FGIC Insd) (a)                                     7.350    11/01/09       2,398,292
                                                                                                                      -------------

           PENNSYLVANIA    4.4%
   2,000   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser D (AMT)               7.150    12/01/18       2,046,940
   2,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                            6.250    01/15/17       2,289,280
     905   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                            6.250    01/15/18       1,033,818
                                                                                                                      -------------
                                                                                                                         5,370,038
                                                                                                                      -------------

           SOUTH DAKOTA    0.9%
   1,000   South Dakota St Hlth & Ed Fac Auth Rev Childrens Care Hosp Rfdg                       6.125    11/01/29       1,090,920
                                                                                                                      -------------

           TENNESSEE    2.3%
   1,270   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt & Rfdg               8.000    07/01/33       1,525,168
   1,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Ser A Rfdg
           (MBIA Insd)                                                                           7.500    07/01/25       1,271,460
                                                                                                                      -------------
                                                                                                                         2,796,628
                                                                                                                      -------------

           TEXAS    16.9%
     790   Brazos River Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj Ser C Rfdg (AMT)            5.750    05/01/36         854,661
     930   Brownsville, TX Util Sys Rev (Escrowed to Maturity)                                   7.375    01/01/10       1,053,941
   1,515   Cameron Cnty, TX Ctf Oblig (AMBAC Insd) (a)                                           5.750    02/15/16       1,690,831
   3,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg (AMT) (FGIC Insd)            5.500    11/01/31       3,171,840
   2,945   Houston, TX Arpt Sys Rev (Escrowed to Maturity)                                       9.500    07/01/10       3,545,486
   1,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr Ser A                7.625    02/15/28       1,053,440
   3,000   Prosper,TX Indpt Sch Dist (PSF Gtd)                                                   5.500    08/15/33       3,240,690
   2,000   San Antonio, TX Elec & Gas Sys Rfdg                                                   5.375    02/01/16       2,223,160
   1,990   Stafford, TX Econ Dev Corp (FGIC Insd) (a)                                            6.000    09/01/19       2,396,458
   1,510   Texas St Wtr Fin Assistance                                                           5.500    08/01/35       1,644,571
                                                                                                                      -------------
                                                                                                                        20,875,078
                                                                                                                      -------------

           VIRGINIA    1.4%
   1,595   Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd) (a)                          5.000    07/15/16       1,784,789
                                                                                                                      -------------

           WASHINGTON    1.1%
   1,280   Pierce Cnty, WA Sch Dist No. 343 Dieringer Impt & Rfdg (FSA Insd)                     5.000    12/01/20       1,383,475
                                                                                                                      -------------

           WISCONSIN    2.2%
   2,500   Milwaukee, WI Redev Auth Rev Milwaukee Pub Schs (AMBAC Insd)                          5.125    08/01/21       2,706,225
                                                                                                                      -------------

           PUERTO RICO    6.2%
   6,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                     6.250    07/01/21       7,667,820
                                                                                                                      -------------

TOTAL LONG-TERM INVESTMENTS    163.3%
   (Cost $187,832,675)                                                                                                 201,258,993

Short-Term Investments    3.1%
   (Cost $3,800,000)                                                                                                     3,800,000
                                                                                                                      -------------

TOTAL INVESTMENTS    166.4%
   (Cost $191,632,675)                                                                                                 205,058,993

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.5%)                                                                         (1,806,682)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (64.9%)                                                          (80,024,143)
                                                                                                                      -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $123,228,168
                                                                                                                      =============

                Percentages are calculated as a percentage of net assets applicable to common shares.
*               Zero coupon bond
(a)             The Trust owns 100% of the bond issuance.
(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c)             Security purchased on a when-issued or delayed delivery basis.
(d) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets applicable to common shares.
(e) All or a portion of this security has been physically segregated in connection with open futures contracts.


AMBAC         - AMBAC Indemnity Corp.
AMT           - Alternative Minimum Tax
Connie Lee    - Connie Lee Insurance Co.
FGIC          - Financial Guaranty Insurance Co.
FSA           - Financial Security Assurance Inc.
GNMA          - Government National Mortgage Association
MBIA          - Municipal Bond Investors Assurance Corp.
PSF           - Public School Fund
Radian        - Radian Asset Assurance
XLCA          - XL Capital Assurance Inc.



                Future contracts outstanding as of January 31, 2005:

                                                                                                            UNREALIZED
                                                                                                           APPRECIATION/
                                                                                             CONTRACTS     DEPRECIATION
                SHORT CONTRACTS:
                U.S. Treasury Notes 10-Year Futures March 2005
                (Current Notional Value of $112,266 per contract)                                64          ($87,256)
                U.S. Treasury Notes 5-Year Futures March 2005
                (Current Notional Value of $109,250 per contract)                               405           (97,807)
                                                                                       -------------------------------
                                                                                                469         ($185,063)
                                                                                       ===============================

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Advantage Municipal Income Trust II

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
   ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005